INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 7 — INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

September 30,
2025
Customer list *	$334,825
Software	2,300,000
Subtotal	2,634,825
Less: accumulated amortization	(274,414)
Less: impairment **	(1,250,000)
Intangible assets, net	$1,110,411

* The Company acquired a customer list from Netclass Japan and expects to benefit from it for 8 years. Therefore, the Company recorded it as an intangible asset and will amortize it over 8 years, on a straight-line basis, from acquisition date. Amortization for the year ended September 30, 2025 was $24,221.

** In late 2024, the Company engaged third-party service provider and developed AI based learning platform to support future developmental efforts. As of September 30, 2025, the Company assessed that due to significant technological advancements in the artificial intelligence industry, including the rapid evolution of large language models and cloud-based AI infrastructure, which rendered the platform architecture less competitive and subject to significant economic uncertainty. Consequently, the asset was fully impaired, and the remaining unamortized carrying amount was written off.

Estimated future amortization expense related to intangible assets held as of September 30, 2025 are as follows:

For year ended September 30, 2026	$201,853
For year ended September 30, 2027	201,853
For year ended September 30, 2028	201,853
For year ended September 30, 2029	201,853
For year ended September 30, 2030	201,853
Thereafter	101,146
Total	$1,110,411